Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
July 31, 2023
EMF-NPRT3-0923
1.804872.119
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 0.3%
Lynas Rare Earths Ltd. (a)	5,885,228	26,673,208
Brazil - 4.3%
Localiza Rent a Car SA	8,641,710	122,843,404
Nu Holdings Ltd. (a)	6,658,900	53,004,844
PagSeguro Digital Ltd. (a)	1,904,216	21,631,894
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	17,010,284	42,950,630
XP, Inc. Class A (a)	3,322,700	89,746,127
TOTAL BRAZIL		330,176,899
China - 23.7%
Alibaba Group Holding Ltd. (a)	22,001,932	281,171,181
Bank of Chengdu Co. Ltd. (A Shares)	17,931,644	35,497,766
Chervon Holdings Ltd.	9,903,337	37,079,260
Hansoh Pharmaceutical Group Co. Ltd. (b)	15,025,708	24,275,721
Kweichow Moutai Co. Ltd. (A Shares)	775,715	204,232,810
Meituan Class B (a)(b)	8,800,310	167,998,968
NetEase, Inc. ADR	465,100	50,574,974
PDD Holdings, Inc. ADR (a)	2,280,800	204,861,456
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	8,804,849	36,660,163
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,450,554	101,551,770
Sinopharm Group Co. Ltd. (H Shares)	21,850,899	68,503,825
Tencent Holdings Ltd.	9,641,800	443,148,241
Wuliangye Yibin Co. Ltd. (A Shares)	4,508,171	114,237,967
Wuxi Biologics (Cayman), Inc. (a)(b)	11,281,000	63,790,034
TOTAL CHINA		1,833,584,136
France - 3.3%
Gaztransport et Technigaz SA	527,141	64,276,701
Hermes International SCA	41,119	91,166,652
LVMH Moet Hennessy Louis Vuitton SE	66,999	62,226,523
Sartorius Stedim Biotech	128,400	40,164,515
TOTAL FRANCE		257,834,391
Greece - 0.3%
OPAP SA	1,266,144	22,287,927
Hong Kong - 2.0%
AIA Group Ltd.	10,430,600	104,355,459
Techtronic Industries Co. Ltd.	4,269,000	48,197,239
TOTAL HONG KONG		152,552,698
Hungary - 0.7%
Richter Gedeon PLC	2,267,800	57,206,557
India - 17.9%
360 ONE WAM Ltd.	5,663,156	35,921,514
Asian Paints Ltd.	1,818,600	74,684,444
HDFC Bank Ltd.	14,374,567	288,615,813
HDFC Standard Life Insurance Co. Ltd. (b)	8,040,600	63,242,487
Jio Financial Services Ltd. (c)	7,001,618	22,292,968
Kotak Mahindra Bank Ltd.	5,094,348	115,003,791
Larsen & Toubro Ltd.	3,393,300	110,635,031
Mankind Pharma Ltd.	38,701	779,108
Mankind Pharma Ltd.	38,701	779,108
One97 Communications Ltd. (a)	4,821,300	46,923,255
Petronet LNG Ltd.	19,126,300	54,315,994
Power Grid Corp. of India Ltd.	44,879,500	145,187,147
Reliance Industries Ltd.	7,001,618	217,033,982
Restaurant Brands Asia Ltd. (a)(d)	25,702,456	36,925,403
Tata Consultancy Services Ltd.	1,778,500	73,991,352
Ultratech Cement Ltd.	1,010,000	102,156,268
TOTAL INDIA		1,388,487,665
Indonesia - 2.4%
PT Bank Central Asia Tbk	307,131,870	185,847,368
Italy - 1.1%
Ferrari NV	277,100	88,780,069
Japan - 0.4%
Hoya Corp.	290,400	33,742,045
Kazakhstan - 1.0%
Kaspi.KZ JSC GDR (Reg. S)	865,300	79,348,010
Kenya - 0.4%
Safaricom Ltd.	233,129,100	27,628,905
Korea (South) - 5.5%
Kakao Corp.	1,441,260	57,866,072
Samsung Electronics Co. Ltd.	6,683,737	365,122,908
TOTAL KOREA (SOUTH)		422,988,980
Mexico - 3.4%
Banco del Bajio SA (b)	17,066,022	52,028,691
Becle S.A.B. de CV	24,074,694	63,015,458
GCC S.A.B. de CV	5,310,400	51,591,273
Grupo Aeroportuario Norte S.A.B. de CV	8,538,587	96,272,632
TOTAL MEXICO		262,908,054
Netherlands - 2.8%
ASML Holding NV (Netherlands)	171,300	122,696,847
BE Semiconductor Industries NV	821,500	98,136,945
TOTAL NETHERLANDS		220,833,792
Philippines - 0.5%
TaskUs, Inc. (a)(e)	3,377,770	40,735,906
Poland - 1.2%
Dino Polska SA (a)(b)	823,481	91,750,295
Russia - 0.2%
LUKOIL PJSC sponsored ADR (a)(c)	802,595	227,046
Sberbank of Russia (c)	25,741,060	160,506
Yandex NV Series A (a)(c)	1,084,187	13,010,244
TOTAL RUSSIA		13,397,796
Saudi Arabia - 5.2%
Al Rajhi Bank	7,197,220	143,115,634
Arabian Internet and Communications Services Co. Ltd.	726,600	70,692,238
Dr Sulaiman Al Habib Medical Services Group Co.	903,000	69,561,520
Sabic Agriculture-Nutrients Co.	1,652,500	63,517,033
Saudi Arabian Oil Co. (b)	6,533,010	56,421,133
TOTAL SAUDI ARABIA		403,307,558
Singapore - 0.4%
Sea Ltd. ADR (a)	440,400	29,295,408
South Africa - 0.9%
Clicks Group Ltd. (e)	4,417,483	69,291,526
Sweden - 0.3%
VEF AB (a)(d)	93,504,795	23,894,959
Taiwan - 12.6%
ASPEED Tech, Inc.	1,041,000	76,704,567
Chailease Holding Co. Ltd.	7,617,812	50,324,109
eMemory Technology, Inc.	1,448,000	85,309,026
International Games Systems Co. Ltd.	2,221,036	43,241,284
Taiwan Semiconductor Manufacturing Co. Ltd.	36,541,000	658,595,997
Voltronic Power Technology Corp.	1,114,868	61,964,651
TOTAL TAIWAN		976,139,634
United Arab Emirates - 0.5%
Adnoc Gas PLC	37,888,100	35,691,913
United States of America - 6.2%
Energy Recovery, Inc. (a)	865,624	26,384,220
Globant SA (a)(e)	330,100	57,678,373
Lattice Semiconductor Corp. (a)	627,200	57,037,568
NVIDIA Corp.	726,408	339,443,194
TOTAL UNITED STATES OF AMERICA		480,543,355
Uruguay - 0.5%
Dlocal Ltd. (a)(e)	2,642,072	40,080,232
Zambia - 0.8%
First Quantum Minerals Ltd.	2,073,200	61,489,290
TOTAL COMMON STOCKS (Cost $6,023,025,653)		7,656,498,576

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (a)(c)(f)	85,253	20,439,407
Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.6%
Alpargatas SA (PN)	21,970,500	44,742,462
China - 0.2%
ZKH Group Ltd. Series F (c)	37,926,244	15,549,760
TOTAL NONCONVERTIBLE PREFERRED STOCKS		60,292,222
TOTAL PREFERRED STOCKS (Cost $78,165,745)		80,731,629

Convertible Bonds - 0.4%
	Principal Amount (g)	Value ($)
Brazil - 0.4%
Creditas Financial Solutions Ltd. 5% 7/28/27 (c)(f) (Cost $30,523,684)	30,523,684	30,523,684

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (h)	34,892,783	34,899,761
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i)	50,220,169	50,225,191
TOTAL MONEY MARKET FUNDS (Cost $85,124,952)		85,124,952

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $6,216,840,034)	7,852,878,841
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(103,251,165)
NET ASSETS - 100.0%	7,749,627,676

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,507,329 or 6.7% of net assets.

(c)	Level 3 security
(d)	Affiliated company
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,963,091 or 0.7% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd. 5% 7/28/27	7/28/23	30,523,684

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	67,633,060	1,221,271,787	1,254,005,086	3,887,745	-	-	34,899,761	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	93,754,025	647,354,266	690,883,100	333,630	-	-	50,225,191	0.2%
Total	161,387,085	1,868,626,053	1,944,888,186	4,221,375	-	-	85,124,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Restaurant Brands Asia Ltd.	38,433,791	-	645,684	-	(345,077)	(517,627)	36,925,403
VEF AB	18,957,451	2,755,369	-	-	-	2,182,139	23,894,959
Total	57,391,242	2,755,369	645,684	-	(345,077)	1,664,512	60,820,362

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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